UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4066

Cash Assets Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 3/31/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL
REPORT

March 31, 2011

Pacific
Capital Funds®
Of
Cash Assets Trust

Pacific Capital Cash Assets Trust

Pacific Capital Tax-Free
Cash Assets Trust

Pacific Capital U.S. Government
Securities Cash Assets Trust

A cash management
investment

Pacific Capital Funds® Of Cash Assets Trust

May, 2011

Dear Investor:

     We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2011.

     The enclosed Annual Report includes the three series of Cash Assets Trust (the “Trust”): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (the “Funds”), each of which has two classes of shares, Original Shares and Service Shares. The Trust was specifically created to meet the short-term investment needs of Hawaii investors and others.

********************************************

Your Investment

     Safety of principal remains first and foremost in the eyes of your Board of Trustees, Investment Adviser (the “Adviser”) and Administrator when managing your cash reserves in each one of the Funds. As such, the Trust’s investment management team continues to follow carefully economic developments, financial markets and interest rate movements for each of the Trust’s portfolios.

     While we have a relatively optimistic outlook in the long term on the economy, the Trust’s emphasis remains on the quality of investments. At the time of this writing, the historically low federal funds rate continues to contribute to lower yields. We believe that the federal funds rate will remain the same for the foreseeable future. All money market rates are therefore expected to remain extremely low for some time as well.

Action Taken

     The Adviser and the Administrator continue to take action to maintain a positive yield for shareholders of the Funds. Specifically, a) the Adviser and Administrator have waived, and may continue to waive portions of their management fees for all three series of the Trust; and b) payments of certain fees under each of the Funds’ Distribution Plans for Service Shares have been, and may continue to be waived.

     As previously reported, while there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that for the benefit of the shareholders, they intend to continue to take reasonably practicable steps to maintain a positive yield for the shareholders of each of the Funds.

Government Response

Money Market Fund Reforms Adopted By the United States Securities and Exchange Commission (“the SEC”)

     The SEC adopted a number of new rules for money market funds in order to protect investors in light of the financial crisis. The rules took effect in May 2010 and had a staggered compliance schedule throughout the remainder of last year. These rules included ones that improved the liquidity of money

NOT A PART OF THE ANNUAL REPORT

market funds, called for higher credit quality, provided for shorter maturity limits and provided for monthly web site posting of portfolio holdings. The new rules also sought to improve money market fund operations.

Other Government Actions

     In December of 2010, Congress extended many of the Bush-era tax cuts.

     The government’s program to offer support for certain homebuyers expired during this past year, but the program to assist certain distressed homeowners continues.

     The Federal Reserve undertook a second round of quantitative easing (QE2), agreeing to purchase up to $600 billion of government debt through June 2011.

The Economy

     A slow recovery appears to be taking place in the U.S. economy, although unemployment remains high and credit for housing remains somewhat tight. Inflation has appeared in the form of substantially higher gasoline prices and food costs. Consumer and business spending has increased. U.S. companies continue to show improvement in their earnings and balance sheets and have begun to hire.

     The real Gross Domestic Product (“GDP”) increased 1.8% in the first quarter of 2011. In 2010, the fourth quarter real GDP increased 3.1%, in the third quarter it increased 2.2% and in the second quarter it increased 1.7%.

     Given the continued high rate of unemployment, we believe it is likely that the Federal Reserve will continue its efforts to stimulate the economy until the recovery is on firmer ground. It continues to keep its historically low overnight lending rate, which began in December of 2008, close to zero percent in order to aid the nation’s economic recovery. While competitive returns are sought for the Pacific Capital Funds of Cash Assets Trust, they have been challenging to achieve in the current economic environment in which the historically low federal funds rate has contributed to lower yields.

     Of course, the Federal Reserve must weigh growth of the economy versus inflation risk. Thus, investors should be prepared for the possibility that the Federal Reserve may begin taking some tightening actions when QE2 ends in June.

     As always, the Trust’s investment management team continues to watch domestic and international events that impact on our economy such as the mid-term U.S. elections which indicated a political shift, the financial problems in Europe, the political turmoil in parts of the Middle East and North Africa and the Japanese earthquake, tsunami and nuclear disasters.

     We again wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently seek to do our best to merit your continued level of trust.

Sincerely,

Diana P. Herrmann Vice Chair and President	Lacy B. Herrmann Founder and Chairman Emeritus

NOT A PART OF THE ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
The Pacific Capital Funds of Cash Assets Trust:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Pacific Capital Funds of Cash Assets Trust (the “Trust”) (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the “Funds”), as of March 31, 2011 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2011

PACIFIC CAPITAL
CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

Principal
Amount	U.S. Government and Agency Obligations (80.3%)	Value

	U.S. Treasury Bill (3.1%)
$7,633,000	0.13%, 04/07/11	$7,632,835

	Federal Home Loan Mortgage Corporation (64.8%)
20,000,000	0.17%, 04/04/11	19,999,725
30,000,000	0.18%, 04/18/11	29,997,450
20,000,000	0.16%, 04/25/11	19,997,867
10,000,000	0.12%, 06/07/11	9,997,767
20,000,000	0.13%, 06/13/11	19,994,930
40,000,000	0.13%, 06/20/11	39,988,889
10,000,000	0.14%, 08/09/11	9,994,944
12,000,000	0.14%, 08/10/11	11,993,887
		161,965,459
	Federal National Mortgage Association (12.4%)
6,000,000	0.18%, 04/25/11	5,999,300
25,000,000	0.18%, 04/27/11	24,996,840
		30,996,140
	Total U.S. Government and Agency Obligations	200,594,434

	Commercial Paper (2.0%)
5,000,000	Salvation Army, 0.35%, 05/10/11	5,000,000

	Municipal Securities (8.0%)
10,000,000	District of Columbia, University Revenue Bonds (George
	Washington University), VRDO*
	0.25%, 09/15/29	10,000,000
3,730,000	New York City, NY Housing Development Corp. Coop Housing
	Mortgage Revenue Bonds (Via Verde Coop Apartments)
	2010 Series A (Federally Taxable), VRDO*
	0.26%, 01/01/16	3,730,000
6,290,000	New York City, NY Housing Development Corp. Multi-Family
	Mortgage Revenue Bonds (Via Verde Apartments)
	2010 Series A (Federally Taxable), VRDO*
	0.26%, 01/01/16	6,290,000
	Total Municipal Securities	20,020,000

PACIFIC CAPITAL
CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Principal
Amount	Repurchase Agreement (9.7%)		Value

$24,274,000	Merrill Lynch, Pierce, Fenner & Smith, 0.07%, 04/01/11		$24,274,00

	(Proceeds of $24,274,047 to be received at maturity,
	Collateral: $24,755,000 U.S. Treasury Note 0.625%
	due 12/31/12; the collateral fair value plus interest
	receivable equals $24,755,214)
	Total Investments (amortized cost $249,888,434†)	100.0%	249,888,434
	Liabilities in excess of other assets	(0.0)	(54,811)
	NET ASSETS	100.0%	$249,833,623

*	Variable interest rate - subject to periodic change.
†	Cost for Federal income tax and financial reporting purposes is identical.

Abbreviation:
VRDO	-	Variable Rate Demand Obligations. VRDOs are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

Percent of
Portfolio Distribution	Investments
U. S. Government and Agency Obligations	80.3%
Commercial Paper	2.0
Municipal Securities	8.0
Repurchase Agreement	9.7
100.0%

See accompanying notes to financial statements

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

Principal
Amount	Municipal Securities (96.1%)	Value
	California Infrastructure & Economic Development Bank
	Revenue Refunding, California Academy, Series A, VRDO*
$1,500,000	0.170%, 09/01/38	$1,500,000
	California Infrastructure & Economic Development Bank
	Revenue Refunding, California Academy, Series F, VRDO*
1,100,000	0.170%, 09/01/38	1,100,000
	Colorado Department of Transportation Revenue, Series A,
	Prerefunded to 06/15/11@101 NPFG Insured,
2,525,000	5.500%, 06/15/16	2,577,336
	Colorado Educational & Cultural Facilities Authority Revenue
	Bond - Boulder Country Day School, VRDO*,
1,115,000	0.340%, 09/01/26	1,115,000
	Colorado Educational & Cultural Facilities Authority Revenue
	Bond - National Jewish Federation Program A1, VRDO*,
3,835,000	0.230%, 09/01/33	3,835,000
	Colorado Educational & Cultural Facilities Authority Revenue
	Bond - National Jewish Federation, VRDO*,
200,000	0.230%, 07/01/36	200,000
	University of Connecticut, Series A, Prerefunded to 04/01/11
2,050,000	@ 101, 5.250%, 04/01/20	2,070,500
	District of Columbia Revenue American Geophysical Union
2,010,000	VRDO*, 0.320%, 09/01/23	2,010,000
	Florida State Board of Education Capital Outlay Refunding
1,500,000	Series A, Prerefunded to 06/01/11 @ 101, 5.500%, 06/01/12	1,528,001
	Jacksonville, FL, Industrial Development Revenue University
2,200,000	of Florida Health Science Center, VRDO*, 0.270%, 07/01/19	2,200,000
	Miami-Dade County, FL, Health Facilities Authority Hospital
	Revenue Refunding, Miami Children’s Hospital, Series A
	Prerefunded to 08/15/11 @101 AMBAC Insured,
1,100,000	5.625%, 08/15/14	1,132,878
	Orange County, FL Housing Financial Authority, Post
	Apartment Homes, FNMA Insured VRDO*,
1,000,000	0.260%, 06/01/25	1,000,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Principal
Amount	Municipal Securities (continued)	Value
	Orlando, FL, Utilities Commission Water & Electric Revenue
	Refunding, Prerefunded to 10/01/11 @101,
$1,000,000	5.250%, 10/01/20	$1,034,690
	Hawaii Pacific Health Wilcox Memorial Hospital Special
5,500,000	Purpose Radian Insured VRDO*, 0.230%, 07/01/33	5,500,000
1,350,000	Hawaii State, Series CH, NPFG-IBC Insured, 4.750%, 11/01/11	1,383,409
630,000	Hawaii State, Series CM, FGIC-NPFG Insured, 6.000%, 12/01/11	653,062
1,140,000	Hawaii State, Series CV, FGIC-NPFG Insured, 5.500%, 08/01/11	1,159,789
	Hawaii State, Series CX, Prerefunded to 02/01/12, @ 100
1,685,000	AGM Insured, 5.500%, 02/01/21	1,755,559
725,000	Hawaii State, Series CY, AGM Insured, 5.500%, 02/01/12	755,511
705,000	Hawaii State, Series CZ, ETM, AGM Insured, 5.250%, 07/01/11	713,549
	Hawaii State Department of Budget and Finance Special Purpose
	Revenue Refunding Queens Health System,Series B, Bank of
	America, Insured VRDO*,
13,255,000	0.240%, 07/01/29	13,255,000
	Hawaii State Highway Revenue, Prerefunded to 07/01/11 @ 100
400,000	AGM Insured, 5.250%, 07/01/12	404,899
	Hawaii State Highway Revenue, Prerefunded to 07/01/11 @ 100
1,000,000	AGM Insured, 5.375%, 07/01/17	1,012,425
	Hawaii State Housing Finance & Development Corp., Multi-Family
2,300,000	Lokahi Kau, FHLMC Insured VRDO*, 0.230%, 12/01/41	2,300,000
	Honolulu City & County, HI, Refunding, Series B, NPFG Insured
700,000	5.000%, 07/01/11	707,960
	Honolulu City & County, HI, Series A, Prerefunded to 09/01/11
4,245,000	@ 100, AGM Insured, 5.250%, 09/01/22	4,329,819
	Honolulu City & County, HI, Series A, Prerefunded to 09/01/11
1,500,000	@ 100, AGM Insured, 5.375%, 09/01/18	1,531,464
2,000,000	Maui County, HI, Refunding Series B, 3.000%, 06/01/11	2,008,897
1,975,000	University of Hawaii Revenue, Series B-2, 2.500%, 10/1/11	1,993,716
	Chicago, IL, Refunding Series A-2, ETM, AMBAC Insured,
600,000	6.125%, 01/01/12	624,676
	Illinois Financial Authority Revenue, University of Chicago
1,000,000	Medical Center E-1, VRDO*, 0.230%, 08/01/43	1,000,000

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Principal
Amount	Municipal Securities (continued)	Value
	Illinois State First Ser. Prerefunded to 11/01/11 @ 100
	FGIC Insured
$1,500,000	5.375%, 11/01/13	$1,544,176
	Indiana Financial Authority Health System Revenue,
2,000,000	Sisters St. Francis Health, VRDO*, 0.230%, 09/01/48	2,000,000
	Breckenridge County, KY Lease Program Revenue, VRDO*,
2,600,000	0.240%, 02/01/31	2,600,000
	Louisiana Public Facilities Authority Revenue,
5,395,000	Christus Health, AGM Insured, 3.000%, 07/01/11	5,428,061
	Bloomington, MN, Bristol Apartments Multi-Family Revenue
3,000,000	Bond FNMA Insured, VRDO*, 0.290%, 11/15/32	3,000,000
	Inver Grove Heights, MN Senior Housing Revenue
1,495,000	FNMA Insured VRDO*, 0.270%, 05/15/35	1,495,000
	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority
	Refunding, Allina Health System, Series B-2, VRDO*,
1,500,000	0.220%, 11/15/35	1,500,000
	Oak Park Heights, MN, VSSA Boutwells Landing Multi-Family
	Revenue Bond, FHLMC Insured, VRDO*,
6,245,000	0.270%, 11/01/35	6,245,000
	Plymouth, MN Parkside II Multi-Family Housing
1,395,000	FNMA Insured VRDO*, 0.270%, 04/15/33	1,395,000
	St. Paul, MN, Housing & Redevelopment Authority, Highland
	Ridge Project, FHLMC Insured, VRDO*,
2,000,000	0.270%, 10/01/33	2,000,000
	Kansas City, MO Industrial Development Authority Revenue
	Bond, (Ewing Marion Kaufman Foundation) VRDO*,
7,000,000	0.230%, 04/01/27	7,000,000
	Missouri State Health & Educational Facilities Authority
	Revenue, Washington University, Series A, VRDO*
3,510,000	0.210%, 02/15/34	3,510,000
	Saint Louis, MO, Airport Revenue, Airport Development
	Program, Series 2001A, Prerefunded to 07/01/11 @ 100
2,655,000	NPFG Insured, 5.625%, 07/01/15	2,690,521
	New Hampshire State Capital Improvement, ETM, Series A,
1,100,000	5.000%, 04/15/11	1,102,010

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Principal
Amount	Municipal Securities (continued)	Value
	New Jersey Health Care Facilities Financing Authority Revenue,
	Meridian, AGM Insured, VRDO*,0.200%, 07/01/38
$1,600,000	0.200%, 07/01/38	$1,600,000
	New Jersey Health Care Facilities Financing Authority Revenue,
	Southern Ocean County Hospital, VRDO*,
2,500,000	0.190%, 07/01/36	2,500,000
	Long Island Power Authority NY Electric System Revenue General
	Series L, Prerefunded to 05/01/11 @ 100,
2,400,000	5.375%, 05/01/33	2,410,105
	New York State Housing - Liberty Street, FHLMC Insured
1,070,000	VRDO*, 0.230%, 05/01/35	1,070,000
	Saratoga Springs, NY, City School District, Series A, ETM,
1,000,000	AGM Insured, 5.000%, 06/15/19	1,019,242
	North Carolina Medical Catholic Health East VRDO*
1,800,000	0.230%, 11/15/28	1,800,000
	Union County, NC, Enterprise System, AGM Insured, VRDO*,
4,965,000	0.260%, 06/01/21	4,965,000
	Cincinnati, OH Water Systems Revenue, Prerefunded to
1,700,000	06/01/11 @ 100, 5.000%, 12/01/23	1,713,471
	Hamilton County, OH, Hospital Facilities Revenue, Childrens
2,050,000	Hospital Medical Center, VRDO*, 0.220%, 05/15/37	2,050,000
	Westerville, OH, City School District, Series 2001, Prerefunded
1,500,000	to 06/01/11 @ 100 NPFG Insured, 5.000%, 12/01/27	1,511,771
	Oklahoma Development Finance Authority Revenue Refunding
1,530,000	AGM Insured, VRDO*, 0.240%, 08/15/33	1,530,000
	Oregon State Facilities Authority Revenue Peacehealth
5,000,000	VRDO*, 0.220%, 05/01/47	5,000,000
1,100,000	Emmaus, PA, General Authority VRDO*, 0.240%, 03/01/24	1,100,000
	Luzerne County, PA, Series A, AGM Insured, VRDO*,
3,880,000	0.300%, 11/15/26	3,880,000
	Philadelphia, PA Authority for Industrial Development Lease
	Revenue, Series B, Prerefunded to 10/01/11 @ 101
2,455,000	AGM Insured, 5.500%, 10/01/16	2,542,447

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Principal
Amount	Municipal Securities (continued)		Value
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue
	First Sub-Series A, VRDO*, Prerefunded to 08/01/11
$4,410,000	@ 100, 5.000%, 08/01/39		$4,477,451
	Bexar County, TX, Housing Financial Corp., Multi-Family
	Housing Revenue, Northwest Trails Apartments, FNMA
1,800,000	Insured VRDO*, 0.270%, 12/15/34		1,800,000
	Utah County, UT, Hospital Revenue IHC Health Services Inc.,
4,000,000	Series B, VRDO*, 0.220%, 05/15/35		4,000,000
	Washington State Housing Finance Commission, Northwest
2,000,000	School Project, VRDO*,0.280%, 06/01/32		2,000,000
	Total Municipal Securities		150,872,395

	Repurchase Agreement (3.5%)
5,530,000	Merrill Lynch, Pierce, Fenner & Smith, 0.070%, 04/01/11		5,530,000

	(Proceeds of $5,530,011 to be received at maturity,
	Collateral: $5,639,000 U.S. Treasury Note
	0.625% due 12/31/12; the collateral fair value
	plus interest receivable equals $5,639,049)
	Total Investments (amortized cost $156,402,395†)	99.6%	156,402,395
	Other assets less liabilities	0.4	664,706
	NET ASSETS	100.0%	$157,067,101

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Cost for Federal income tax and financial reporting purposes is identical.

	Note:	Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Portfolio Distribution

	Percent of		Percent of		Percent of
	Portfolio		Portfolio		Portfolio
California	1.7%	Louisiana	3.5%	Oregon	3.2%
Colorado	4.9	Minnesota	10.0	Pennsylvania	4.8
Connecticut	1.3	Missouri	8.4	Puerto Rico	2.9
District of Columbia	1.3	New Hampshire	0.7	Texas	1.1
Florida	4.4	New Jersey	2.6	Utah	2.6
Hawaii	25.2	New York	2.9	Washington	1.3
Illinois	2.0	North Carolina	4.3	Repurchase Agreement	3.5
Indiana	1.3	Ohio	3.4		100.0%
Kentucky	1.7	Oklahoma	1.0

Portfolio Abbreviations

AGM - Assured Guaranty Municipal Corp.	FHLMC – Federal Home Loan Mortgage Corp.
AMBAC - American Municipal Bond Assurance Corp.	FNMA – Federal National Mortgage Association
AMT - Alternative Minimum Tax	IBC - Insured Bond Certificates
ETM - Escrowed to Maturity	NPFG - National Public Finance Guarantee
FGIC – Financial Guaranty Insurance Corporation	NR – Not Rated
VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

Principal
Amount	U.S. Government and Agency Obligations (77.7%)	Value
	U.S. Treasury Bill (3.6%)
$30,000,000	0.13%, 04/07/11	$29,999,350

	Federal Home Loan Mortgage Corporation (46.6%)
30,000,000	0.16%, 04/25/11	29,996,800
10,000,000	0.14%, 05/16/11	9,998,312
75,000,000	0.11%, 06/07/11	74,984,274
20,000,000	0.14%, 06/09/11	19,994,633
100,000,000	0.13%, 06/13/11	99,974,653
70,000,000	0.13%, 06/20/11	69,980,556
38,000,000	0.20%, 07/11/11	37,978,678
25,000,000	0.14%, 08/09/11	24,987,361
18,000,000	0.14%, 08/10/11	17,990,830
		385,886,097
	Federal National Mortgage Association (27.5%)
38,000,000	0.17%, 04/13/11	37,997,847
40,000,000	0.18%, 04/25/11	39,995,333
75,000,000	0.18%, 04/27/11	74,990,521
50,000,000	0.11%, 06/02/11	49,990,528
25,000,000	0.15%, 06/15/11	24,992,187
		227,966,416
	Total U.S. Government and Agency Obligations	643,851,863

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011

Principal
Amount	Repurchase Agreement (22.3%)		Value
$184,482,000	Merrill Lynch, Pierce, Fenner & Smith, 0.07%,
	04/01/11		$184,482,000
	(Proceeds of $184,482,359 to be received at maturity,
	Collateral: $188,143,000 U.S. Treasury Note
	0.625% due 12/31/12; the collateral fair value
	plus interest receivable equals $188,144,624)

	Total Investments (amortized cost $828,333,863†)	100.0%	828,333,863
	Liabilities in excess of other assets	0.0%	(143,671)
	NET ASSETS	100.0%	$828,190,192

†	Cost for Federal income tax and financial reporting purposes is identical.

		Percent of
	Portfolio Distribution	Portfolio
	U.S. Government and Agency Obligations	77.7%
	Repurchase Agreement	22.3
		100.0%

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2011

	Cash	Tax-Free	Government
	Fund	Fund	Fund
ASSETS:
Investments at value and amortized cost (note 2)	$225,614,434	$150,872,395	$643,851,863
Repurchase agreements at value and amortized
cost (note 2)	24,274,000	5,530,000	184,482,000
Total Investments, at value and amortized cost	249,888,434	156,402,395	828,333,863
Cash	391	1,024	236
Interest receivable	10,924	728,805	359
Other assets	10,458	7,245	22,099
Total Assets	249,910,207	157,139,469	828,356,557

LIABILITIES:
Adviser and Administrator fees payable	3,999	18,885	57,136
Dividends payable	4,348	1,556	2,154
Distribution fees payable	2,865	1,343	-
Accrued expenses	65,372	50,584	107,075
Total Liabilities	76,584	72,368	166,365

NET ASSETS	$249,833,623	$157,067,101	$828,190,192
NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number
of shares, par value $0.01 per share	$2,498,179	$1,570,667	$8,282,827
Additional paid-in capital	247,332,922	155,498,228	820,048,852
Undistributed net investment income	-	20	-
Accumulated net realized gain (loss) on investments	2,522	(1,814)	(141,487)
	$249,833,623	$157,067,101	$828,190,192
SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Net Assets	$191,111,674	$121,128,898	$514,082,880
Shares outstanding	191,099,953	121,130,195	514,138,927
Net asset value per share	$1.00	$1.00	$1.00
Service Shares Class:
Net Assets	$58,721,949	$35,938,203	$314,107,312
Shares outstanding	58,717,938	35,936,517	314,143,742
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2011

	Cash	Tax-Free	Government
	Fund	Fund	Fund
Investment Income:

Interest income	$637,633	$523,927	$1,306,152
Expenses:
Investment Adviser fees (note 3)	1,182,613	565,987	2,316,598
Administrator fees (note 3)	306,809	145,948	508,543
Distribution fees (note 3)	150,326	97,459	558,561
Trustees’ fees and expenses	102,315	80,938	182,183
Legal fees (note 3)	79,476	45,513	112,085
Fund accounting fees	33,390	34,380	32,958
Registration fees and dues	26,632	22,599	40,181
Shareholders’ reports	21,378	10,980	23,071
Insurance	16,354	11,073	35,679
Transfer and shareholder servicing agent fees	14,969	14,656	12,354
Auditing and tax fees	14,500	14,500	14,500
Custodian fees (note 5)	8,759	14,035	5,825
Chief Compliance Officer (note 3)	4,504	4,504	4,504
Miscellaneous	21,761	17,945	44,234
Total expenses	1,983,786	1,080,517	3,891,276
Advisory fees waived (note 3)	(1,008,711)	(386,280)	(1,690,618)
Administrative fees waived (note 3)	(261,695)	(99,609)	(371,111)
Distribution fees waived (note 3)	(138,282)	(93,552)	(558,561)
Expenses paid indirectly (note 5)	(46)	(107)	(253)
Net expenses	575,052	500,969	1,270,733
Net investment income	62,581	22,958	35,419
Net realized gain (loss) from securities transactions	1,747	(1,814)	4,137
Net change in net assets resulting from operations	$64,328	$21,144	$39,556

See accompanying notes to financial statements

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash Fund		Tax-Free Fund		Government Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2011	March 31, 2010	March 31, 2011	March 31, 2010	March 31, 2011	March 31, 2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,581	$231,747	$22,958	$221,976	$35,419	$250,457
Net realized gain (loss)
from securities transactions	1,747	1,125	(1,814)	-	4,137	6,968
Net change in net assets
resulting from operations	64,328	232,872	21,144	221,976	39,556	257,425

Dividends to shareholders from:
Net investment income:
Original Shares	(59,560)	(215,692)	(20,982)	(211,227)	(24,210)	(227,709)
Service Shares	(3,021)	(16,055)	(1,976)	(10,749)	(11,209)	(22,748)
Total dividends to shareholders
from net investment income	(62,581)	(231,747)	(22,958)	(221,976)	(35,419)	(250,457)

Short-term Capital Gains:
Original Shares	-	(213,001)	-	(38,836)	(28,682)	-
Service Shares	-	(60,839)	-	(9,288)	(17,579)	-
Total dividends to shareholders
from short-term capital gains	-	(273,840)	-	(48,124)	(46,261)	-

Total Dividends	(62,581)	(505,587)	(22,958)	(270,100)	(81,680)	(250,457)

Capital Share Transactions
(at $1.00 per share):
Proceeds from shares sold:
Original Shares	654,886,257	374,763,577	241,881,614	206,020,786	1,744,422,868	1,019,407,438
Service Shares	155,442,719	281,980,881	64,248,559	58,073,963	1,360,509,727	1,428,570,829
	810,328,976	656,744,458	306,130,173	264,094,749	3,104,932,595	2,447,978,267

Reinvested dividends:
Original Shares	566	3,472	172	1,260	151	516
Service Shares	3,043	76,938	1,976	20,036	28,787	22,746
	3,609	80,410	2,148	21,296	28,938	23,262

Cost of shares redeemed:
Original Shares	(705,155,052)	(466,473,172)	(306,919,574)	(287,608,415)	(1,819,943,435)	(1,054,639,183)
Service Shares	(153,294,009)	(353,733,410)	(71,137,399)	(85,741,134)	(1,285,024,547)	(1,514,872,022)
	(858,449,061)	(820,206,582)	(378,056,973)	(373,349,549)	(3,104,967,982)	(2,569,511,205)
Change in net assets
from capital share transactions	(48,116,476)	(163,381,714)	(71,924,652)	(109,233,504)	(6,449)	(121,509,676)
Total change in net assets	(48,114,729)	(163,654,429)	(71,926,466)	(109,281,628)	(48,573)	(121,502,708)

NET ASSETS:
Beginning of period	297,948,352	461,602,781	228,993,567	338,275,195	828,238,765	949,741,473
End of period	$249,833,623	$297,948,352	$157,067,101	$228,993,567	$828,190,192	$828,238,765

Includes undistributed
net investment income of:	$-	$-	$20	$20	$-	$-

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2011
1. Organization

     Cash Assets Trust (the “Trust”) was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company.

     The Trust consists of the following three investment portfolios (each referred to individually as a “Fund” and collectively as the “Funds”): Pacific Capital Cash Assets Trust (”Cash Fund”) (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (”Tax-Free Fund”) (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (”Goverment Fund”) (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust’s Distribution Plan.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Each Fund’s portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b)
Fair Value Measurements: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2011

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
	Cash Fund	Tax-Free Fund	Government Fund
Level 1 – Quoted Prices	$–	$–	$–
Level 2 – Other Significant Observable
Inputs - Short-term
Instruments*	249,888,434	156,402,395	828,333,863
Level 3 – Significant Unobservable
Inputs	–	–	–
Total	$249,888,434	$156,402,395	$828,333,863

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in 2a above.

e)	Determination of net asset value: The net asset value per share for each class of each Fund’s shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

f)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011

investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in each of the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

g)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

h)
Repurchase agreements: It is each Fund’s policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the “loan” (repurchase agreements being defined as “loans” in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

i)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2011, a reclassification was made on the Government Fund where there was a decrease in accumulated loss by $20,237 and a decrease in paid-in capital by $20,237. These reclassifications have no effect on net assets or net asset value per share.

k)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact the update will have on the Trust’s financial statement disclosures.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011

3. Fees and Related Party Transactions

a) Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds’ investments and provides various services. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. For their services, the Adviser and the Administrator are each entitled to receive a fee which is payable monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

Cash Fund – On net assets up to $400 million, the fee to the Adviser and the Administrator is at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount is at the annual rate of 0.364% and 0.086%, respectively.

Tax-Free Fund – On net assets up to $300 million, the fee to the Adviser and the Administrator is at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount is at the annual rate of 0.285% and 0.065%, respectively.

Government Fund – On net assets up to $1,900 million, the fee to the Adviser and the Administrator is at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount is at the annual rate of 0.295% and 0.055%, respectively.

During the year ended March 31, 2011, the Adviser and the Administrator continued to take action to increase the yields of the Funds and thereby maintain a positive yield for shareholders of the Funds. In response to the low interest rate environment, the Adviser and the Administrator have waived and may continue to waive management fees. Additionally, distribution and service fees have been waived (see note 3b below). While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the Funds. Details of the waivers during the period are as follows:

	Advisory	Administrative	Distribution	Total Fees
Fund	Fees Waived	Fees Waived	Fees Waived (note 3b)	Waived
Cash Fund	$1,008,711	$261,695	$138,282	$1,408,688
Tax-Free Fund	386,280	99,609	93,552	579,441
Government Fund	1,690,618	371,111	558,561	2,620,290

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the 1940 Act.

b) Distribution and Service Fees:

     Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to “Designated Payees” – broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with Aquila Distributors, Inc. (the “Distributor”) and which have rendered assistance in the distribution and/or retention of the respective Fund’s Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund’s Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. For the year ended March 31, 2011, the fees incurred pursuant to the Plan were as follows: the Cash Fund incurred fees of $150,326 of which $138,282 was waived; the Tax-Free Fund incurred fees of $97,459 of which $93,552 was waived; and the Government Fund incurred fees of $558,561, all of which was waived. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of each Fund’s shares. No compensation or fees are paid to the Distributor for such share distribution.

c) Other Related Party Transactions:

     For the year ended March 31, 2011, the following amounts were incurred for legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund’s ongoing operations: Cash Fund $78,404; Tax-Free Fund $44,896; Government Fund $109,626. The Secretary of the Trust is Of Counsel to that firm.

4. Guarantees

     Various banks and other institutions issue irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011

5. Expenses

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. Portfolio Orientation

     Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

7. Income Tax Information and Distributions

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder’s option.

     In the Government Fund as of March 31, 2011, there was a capital loss carryforward of $141,487, which will expire in 2018. In the Tax-Free Fund as of March 31, 2011, there were post -October loss deferrals of $1,814, which will be recognized in the following year.

     The tax character of distributions during fiscal 2011 and 2010 were as follows:

	Cash Fund		Tax-Free Fund		Government Fund
	2011	2010	2011	2010	2011	2010
Ordinary income	$62,581	$505,587	$20	$48,124	$81,680	$250,457
Net tax-exempt income	–	–	22,938	221,976	–	–
Total	$62,581	$505,587	$22,958	$270,100	$81,680	$250,457

     As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

		Tax-Free	Government
	Cash Fund	Fund	Fund
Undistributed ordinary income	$6,870	$–	$2,154
Undistributed tax exempt income	–	1,576	–
Accumulated net realized loss
on investments	–	–	(141,487)
Other temporary differences	(4,348)	(3,370)	(2,154)
	$2,522	$(1,794)	$(141,487)

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011

8. Tax Information (unaudited)

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments under the Modernization Act will be effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statement notes for the fiscal year ending March 31, 2012.

9. Ongoing Development Relative to the Tax-Free Fund

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied on for payment.

PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES									SERVICE SHARES
	Year Ended March 31,									Year Ended March 31,
	2011		2010		2009		2008		2007	2011		2010		2009		2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.001		0.014		0.043		0.046	0.000	(2)	0.000	(2)	0.012		0.040	0.044
Net realized gain on securities	—		0.001		—		—		—	—		0.001		—		—	—
Total from investment operations	0.000	(2)	0.002		0.014		0.043		0.046	0.000	(2)	0.001		0.012		0.040	0.044
Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.001)		(0.014)		(0.043)		(0.046)	(0.000	)(2)	(0.000	)(2)	(0.012)		(0.040)	(0.044)
Distributions from net realized gains	—		(0.001)		—		—		—	—		(0.001)		—		—	—
Total income and capital distributions	(0.000	)(2)	(0.002)		(0.014)		(0.043)		(0.046)	(0.000	)(2)	(0.001)		(0.012)		(0.040)	(0.044)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total return	0.03%		0.16%		1.42%		4.35%		4.75%	0.01%		0.10%		1.18%		4.09%	4.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$191		$241		$333		$323		$287	$59		$57		$129		$141	$166
Ratio of expenses to average net assets	0.19	%(4)	0.37	%(4)	0.57	%(4)	0.57	%(4)	0.57%	0.21	%(4)	0.48	%(4)	0.82	%(4)	0.82%	0.82%
Ratio of net investment income to
average net assets	0.03	%(4)	0.08	%(4)	1.39	%(4)	4.23%		4.65%	0.00	%(4)	0.02	%(4)	1.20	%(4)	3.98%	4.40%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Advisory, Administrator and distribution fees and prior contractual caps were (note 3):
Ratio of expenses to average net assets	0.62%		0.63%		0.57%		(3)		(3)	0.86%		0.88%		0.82%		(3)	(3)
Ratio of net investment income (loss) to
average net assets	(0.40)%		(0.18)%		1.39%		(3)		(3)	(0.65)%		(0.39)%		1.20%		(3)	(3)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.19	%(4)	0.37	%(4)	0.57	%(4)	0.56%		0.57%	0.21	%(4)	0.48	%(4)	0.82	%(4)	0.81%	0.81%
_____________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.001 per share.
(3)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(4)	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES								SERVICE SHARES
	Year Ended March 31,								Year Ended March 31,
	2011		2010		2009		2008	2007	2011		2010		2009		2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.001		0.013		0.029	0.030	0.000	(2)	0.000	(2)	0.011		0.026	0.028
Net realized gain (loss) on securities	(0.000	)(2)	—		—		—	—	(0.000	)(2)	—		—		—	—
Total from investment operations	0.000	(2)	0.001		0.013		0.029	0.030	0.000	(2)	0.000	(2)	0.011		0.026	0.028
Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.001)		(0.013)		(0.029)	(0.030)	(0.000	)(2)	(0.000	)(2)	(0.011)		(0.026)	(0.028)
Distributions from net realized gains	—		(0.000	)(2)	—		—	—	—		(0.000	)(2)	—		—	—
Total income and capital gains distributions	(0.000	)(2)	(0.001)		(0.013)		(0.029)	(0.030)	(0.000	)(2)	(0.000	)(2)	(0.011)		(0.026)	(0.028)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total return	0.02%		0.11%		1.35%		2.90%	3.09%	0.01%		0.04%		1.10%		2.64%	2.83%
Ratios/supplemental data
Net assets, end of period (in millions)	$121		$186		$268		$225	$171	$36		$43		$70		$71	$88
Ratio of expenses to average net assets	0.28	%(4)	0.35	%(4)	0.48	%(4)	0.47%	0.50%	0.29	%(4)	0.44	%(4)	0.73	%(4)	0.72%	0.75%
Ratio of net investment income to
average net assets	0.01	%(4)	0.09	%(4)	1.28	%(4)	2.80%	3.04%	0.01	%(4)	0.02	%(4)	1.10	%(4)	2.55%	2.78%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Adviser, Administrator and distribution fees were (note 3):

Ratio of expenses to average net assets	0.55%		0.52%		0.49%		(3)	(3)	0.80%		0.77%		0.74%		(3)	(3)
Ratio of net investment income (loss) to
average net assets	(0.26)%		(0.08)%		1.27%		(3)	(3)	(0.51)%		(0.31)%		1.09%		(3)	(3)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.28	%(4)	0.35	%(4)	0.48	%(4)	0.47%	0.49%	0.29	%(4)	0.44	%(4)	0.73	%(4)	0.72%	0.75%
_____________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $.001 per share.
(3)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(4)	Net of fee waivers.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	ORIGINAL SHARES								SERVICE SHARES
	Year Ended March 31,								Year Ended March 31,
	2011		2010		2009		2008	2007	2011		2010		2009		2008	2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income(1)	0.000	(2)	0.000	(2)	0.010		0.042	0.047	0.000	(2)	0.000	(2)	0.008		0.040	0.045
Net realized gain on securities	0.000	(2)	—		—		—	—	0.000	(2)	—		—		—	—
Total from investment operations	0.000	(2)	0.000	(2)	0.010		0.042	0.047	0.000	(2)	0.000	(2)	0.008		0.040	0.045
Less distributions:
Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.010)		(0.042)	(0.047)	(0.000	)(2)	(0.000	)(2)	(0.008)		(0.040)	(0.045)
Distributions from net realized gains	(0.000	)(2)	—		—		—	—	(0.000	)(2)	—		—		—	—
Total income and capital gain distributions	(0.000	)(2)	(0.000	)(2)	(0.010)		(0.042)	(0.047)	(0.000	)(2)	(0.000	)(2)	(0.008)		(0.040)	(0.045)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Total return	0.01%		0.04%		1.03%		4.30%	4.80%	0.01%		0.01%		0.84%		4.04%	4.54%
Ratios/supplemental data
Net assets, end of period (in millions)	$514		$590		$625		$808	$685	$314		$238		$325		$1,099	$1,079
Ratio of expenses to average net assets	0.18	%(4)	0.18	%(4)	0.43	%(4)	0.43%	0.44%	0.18	%(4)	0.21	%(4)	0.64	%(4)	0.68%	0.69%
Ratio of net investment income (loss) to
average net assets	0.01	%(4)	0.04	%(4)	1.06	%(4)	4.18%	4.72%	0.01	%(4)	0.01	%(4)	1.00	%(4)	3.93%	4.46%

The expense and net investment income ratios without the effect of voluntary waiver of a portion of Adviser, Administrator and distribution fees and prior contractual caps were (note 3):
Ratio of expenses to average net assets	0.47%		0.49%		0.47%		(3)	(3)	0.72%		0.74%		0.71%		(3)	(3)
Ratio of net investment income (loss) to
average net assets	(0.29)%		(0.28)%		1.03%		(3)	(3)	(0.54)%		(0.52)%		0.92%		(3)	(3)

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.18	%(4)	0.18	%(4)	0.43	%(4)	0.43%	0.44%	0.18	%(4)	0.21	%(4)	0.64	%(4)	0.68%	0.69%
_____________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $.001 per share.
(3)	No reduction in the Adviser’s and the Administrator’s fees was required during the period, contractual or otherwise.
(4)	Net of contractual caps on fees and/or voluntary fee waivers.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2011

		Beginning	Ending	Expenses
	Actual	Account	Account	Paid During
	Total Return(1)	Value	Value	the Period(2)
Cash Fund
Original Shares	0.01%	$1,000.00	$1,000.10	$0.90
Service Shares	0.00%	$1,000.00	$1,000.00	$1.00
Tax-Free Fund
Original Shares	0.01%	$1,000.00	$1,000.10	$1.45
Service Shares	0.00%	$1,000.00	$1,000.00	$1.50
Government Fund
Original Shares	0.01%	$1,000.00	$1,000.10	$0.85
Service Shares	0.01%	$1,000.00	$1,000.10	$0.85

(1)	Assumes reinvestment of all dividends. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.18% and 0.20%, respectively, for Cash Fund Original Shares and Service Shares, 0.29% and 0.30%, respectively, for Tax-Free Fund Original Shares and Service Shares, and 0.17% and 0.17%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Six months ended March 31, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period
Cash Fund
Original Shares	5.00%	$1,000.00	$1,024.03	$0.91
Service Shares	5.00%	$1,000.00	$1,023.93	$1.01
Tax-Free Fund
Original Shares	5.00%	$1,000.00	$1,023.49	$1.46
Service Shares	5.00%	$1,000.00	$1,023.44	$1.51
Government Fund
Original Shares	5.00%	$1,000.00	$1,024.08	$0.86
Service Shares	5.00%	$1,000.00	$1,024.08	$0.86

(1)
Expenses are equal to the annualized expense ratio of 0.18% and 0.20%, respectively, for Cash Fund Original Shares and Service Shares, 0.29% and 0.30%, respectively, for Tax-Free Fund Original Shares and Service Shares, and 0.17% and 0.17%, respectively, for Government Fund Original Shares and Service Shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Additional Information (unaudited)

Trustees and Officers(1) (2)

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Interested Trustee(7)

Diana P. Herrmann New York, NY (02/25/58)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 2004 Nearly 25 years of experience in mutual fund management
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(8) and parent of Aquila Investment Management LLC, Administrator since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry which is dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Non-interested Trustees

Theodore T. Mason Hastings-on-Hudson, NY (11/24/35)	Chair of the Board of Trustees since 2004 and Trustee since 1984 Extensive financial and management experience; knowledgeable about operation and management of mutual funds
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (Treasurer, 2004-2009, President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., since 2000.
			9	Formerly Trustee, Premier VIT

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Stanley W. Hong Honolulu, HI (04/05/36)	Trustee since 1993 Experienced business executive with knowledge of local government and mutual fund governance	President, Waste Management of Hawaii, Inc. and Corporate Vice President – Hawaii Area for Waste Management, Inc., 2001-2005; Trustee, The King William Charles Lunalilo Trust Estate since 2001; President and Chief Executive Officer, The Chamber of Commerce of Hawaii, 1996-2001; Regent, Chaminade University of Honolulu since 1991; Trustee, the Nature Conservancy of Hawaii since 1998; Trustee, Child and Family Service since 2005; Director, The East West Center Foundation since 2006; and St. Louis School since 2007; and a director of other corporate and community organizations.	4	First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Riggs Distributing Co.; formerly Trustee, Pacific Capital Funds®

Richard L. Humphreys Kaneohe, HI (10/06/43)	Trustee since 2009 Experienced in banking and finance	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002. Formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and Executive Vice President, Bank of Hawaii.	4	Board of Directors, Bishop Museum; Board of Directors, Friends of the Cancer Research Center; Board of Directors, The Castle Group, Inc.; formerly, Trustee, Pacific Capital Funds®

Bert A. Kobayashi, Jr. Honolulu, HI (04/22/70)	Trustee since 2009 Experienced in local government affairs and real estate	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010: Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) since 2003; interested in a number of other real estate companies in Hawaii.	4	Hawaiian Electric Company, Inc.

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Glenn P. O’Flaherty Denver, CO (08/03/58)	Trustee since 2009 Knowledgeable about financial markets and operation of mutual funds	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President – Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	6	None

Russell K. Okata Honolulu, HI (03/22/44)	Trustee since 1993 Experienced in local government affairs and mutual fund governance	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; director of various civic and charitable organizations.	5	Formerly Trustee, Pacific Capital Funds®; past Chair of the Royal State Group (insurance)

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Other Individuals

Chairman Emeritus(9)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2004, Trustee, 1984-2004, and Chairman of the Board of Trustees, 1984-2003
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, and Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

John M. Herndon New York, NY (12/17/39)	Vice President since 1990 and Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Administrator or its predecessor and current parent since 1990.
			N/A	N/A

Sherri Foster Lahaina, HI (07/27/50)	Vice President since 1997
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President since 1997 and formerly Assistant Vice President of the three Aquila Money-Market Funds; Vice President, Aquila Three Peaks Opportunity Growth Fund since 2006; Registered Representative of the Distributor since 1985.
			N/A	N/A

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Administrator and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999- 2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1984
Of Counsel to Butzel Long, a professional corporation, counsel to the Trust, since 2010 and previously Shareholder since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

Name, Address(3) and Date of Birth	Positions Held with Trust, Length of Service(4) and Qualifications for Serving as Trustee(5)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(6) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years (The Position held is a directorship unless indicated otherwise.)

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIIA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.	N/A	N/A

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A

__________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.
(3) The mailing address of each Trustee and officer is c/o Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(4) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.
(5) These are the qualifications, attributes or skills on which it was concluded that service as Trustee is appropriate.
(6) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(7) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.
(8) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett (Rhode Island) Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 6, are called the “Aquila Group of Funds.”
(9) The Chairman Emeritus may attend Board meetings but has no voting power.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. For the money market funds, the portfolio holdings are disclosed monthly at www.aquilafunds.com by the 5th business day following the prior month end. This information is also disclosed for each fund along with the 60-day dollar-weighted average portfolio maturity, the 120-day weighted-average portfolio life and a link to fund information on the SEC website. Such information remains accessible until the next schedule is made publicly available. This information remains on the website until six months of such postings are accumulated. Whenever you wish to see a listing of your Trust’s portfolio for each fund other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented for your information only and no current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2011, $22,938 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

PRIVACY NOTICES (unaudited)

Pacific Capital Funds of Cash Assets Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

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Investment Adviser
Asset Management Group of Bank of Hawaii
P.O. Box 3170 • Honolulu, HI 96802

Administrator
Aquila Investment Management LLC
380 Madison Avenue • New York, NY 10017

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Founder and Chairman Emeritus
Lacy B. Herrmann

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
Sherri Foster, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue • New York, NY 10017

Transfer and Shareholder Servicing Agent
BNY Mellon
4400 Computer Drive • Westborough, MA 01581

Custodian
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway • Columbus, OH 43240

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street • Philadelphia, PA 19103

Further information is contained in the Prospectus
which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

(a) As of March 31, 2011 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert. Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of each portfolio of the Registrant's annual financial statements were:

	2010	2011
Pacific Capital Trust	$14,300	$12,800
Pacific Capital Tax-Free Trust	$14,300	$12,800
Pacific Capital US Govt. Sec. Trust	$14,300	$12,800

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees – Each portfolio of the Registrant was billed by the principal accountant for return preparation and tax compliance as follows:

	2010	2011
Pacific Capital Trust	$1,600	$1,500
Pacific Capital Tax-Free Trust	$1,600	$1,500
Pacific Capital US Govt. Sec. Trust	$1,600	$1,500

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f) No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee June 8, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee June 8, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 8, 2011

CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.